Related Party Balances and Transactions - Summary of Amounts Due to Related Party (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Related Party Transaction [Line Items]
Due to related parties	¥ 11,972	$ 1,840	¥ 15,634
PPcredit
Related Party Transaction [Line Items]
Due to related parties	¥ 11,972		¥ 15,634